INTEREST INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of interest income [Abstract]
Interests on loans to joint ventures (Note 5)	$ 0	$ 112	$ 983
Bank interests	201	355	899
Interest income	$ 201	$ 467	$ 1,882